Annual Total Returns[BarChart] - Federated Hermes International Equity Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(15.11%)	23.47%	29.90%	(5.12%)	1.00%	0.49%	33.27%	(12.54%)	22.53%	21.78%